Advances to suppliers	3 Months Ended
Mar. 31, 2025
Advances do Suppliers [Abstract]
Disclosure Advances To Suppliers Explanatory
10 ADVANCES TO SUPPLIERS

	03/31/2025	12/31/2024
Forestry development program and partnerships	2,496,154	2,503,537
Advance to suppliers - others	85,581	92,133
	2,581,735	2,595,670

Current	85,581	92,133
Non-current	2,496,154	2,503,537
In the annual financial statements for the year ended December 31, 2024, the characteristics of the advances were disclosed, which did not change during the three-month period ended March 31, 2025.